SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION (Detail 3) $ in Billions	Dec. 31, 2015 USD ($)
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Reported amount of real estate in excess of the tax basis	$ 1.1